LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES.
Schedule of supplemental balance sheet information related to operating lease

	As of December 31,
	2023	2024
	RMB	RMB	US$
Operating lease right-of-use assets	5,186,855	5,937,063	813,519

Operating lease liabilities – current	1,851,310	2,343,387	321,100
Operating lease liabilities – non-current	3,114,855	3,330,529	456,362
Total operating lease liabilities	4,966,165	5,673,916	777,462

Schedule of the weighted average remaining lease terms and discount rates for the operating lease

	As of December 31,
	2023	2024
Weighted average remaining lease term (years)	1.78	1.59
Weighted average discount rate	3.943%	3.737%

Schedule of components of lease cost

		For the year ended
		December 31,
	Classification	2022	2023	2024
		RMB	RMB	RMB	US$
Operating lease cost	Store rental and other operating costs	854,646	1,399,217	2,331,919	319,529
Variable lease cost	Store rental and other operating costs	33,619	99,981	122,187	16,743
Total lease cost		888,265	1,499,198	2,454,106	336,272

Schedule of future minimum lease payments under non-cancellable operating leases

	RMB	US$
2025	2,343,387	321,100
2026	1,770,850	242,649
2027	1,072,046	146,896
2028	568,125	77,847
2029 and thereafter	253,771	34,772
Less: interest	(334,263)	(45,802)

Total	5,673,916	777,462